Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 109,765	$ 64,144
Accrued income taxes	75,384	27,090
Medicaid and indirect rebates	43,202	32,484
Employees and payroll accruals	18,264	19,498
Accrued expenses	16,999	9,702
Due to customers	12,115	10,702
Derivative instruments	5,449	3,213
Royalties	4,251	2,321
Settlements and loss contingencies	540	26,540
Legal and audit fees	329	496
Deferred taxes	261	343
Deferred revenue	79	19,917
Other	2,975	4,085
Other current liabilities	$ 289,613	$ 220,535